The Company already has paid R$2,752,711, distributed as shown below: (Details) - Leniency agreements member - BRL (R$) R$ in Thousands	Jun. 28, 2018	Jan. 30, 2018	Apr. 27, 2017	Feb. 08, 2017
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount			R$ 2,752,711
Federal controller general and attorney generall agreement member
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount				R$ 559,896
Department of justice member
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount				R$ 296,591
Swiss office member
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount	R$ 407,300
Federal prosecution office member
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount		R$ 1,282,464
Securities and exchange commission member
DisclosureOfLeniencyAgreementLineItems [Line Items]
Settlement amount			R$ 206,460